Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions

15. Related Party Transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

During the years ended December 31, 2020, 2021 and 2022, significant related party transactions and balances were as follows:

a. Revenue from Related Parties

	Years Ended December 31
	2020	2021	2022	2022
	RMB	RMB	RMB	USD
One-time commissions
Funds managed by Jupai Group	58,159,887	13,477,880	1,949,708	282,681
Investees of shareholder of the Company	236,589	—	178,028	25,812
Total one-time commissions	58,396,476	13,477,880	2,127,736	308,493
Funds managed by Jupai Group	98,405,095	102,896,582	32,433,896	4,702,473
Total recurring management fee	98,405,095	102,896,582	32,433,896	4,702,473
Funds managed by Jupai Group	20,223,856	10,025,528	391,248	56,726
Total recurring service fee	20,223,856	10,025,528	391,248	56,726
Total revenue from related parties	177,025,427	126,399,990	34,952,880	5,067,692

b. Amounts due from Related Parties

As of December 31, 2021 and 2022, amounts due from related parties were comprised of the following:

	As of December 31,
	2021	2022	2022
	RMB	RMB	USD
Service fee receivable	20,597,776	18,756,144	2,719,386
Loan to related parties	200,000,000	200,000,000	28,997,274
Loan to noncontrolling interest shareholder	23,187,995	—	—
Total amounts due from related parties	243,785,771	218,756,144	31,716,660

The amounts represent net of allowance for doubtful accounts of RMB107,453,024 and RMB69,880,157 as of December 31, 2021 and 2022, respectively. The loan of RMB200 million to related parties occurred in October 2019 and will expire in December 2025. The borrower is a limited partnership with a 100% controlled subsidiary of the company served as its general partner. After overall considering historical cooperation history, its financial status and economic condition, account allowance of nil and RMB28,208,290 was accrued as of December 31, 2021 and 2022.

c. Deferred Revenue from Related Parties

As of December 31, 2021 and 2022, deferred revenue from related parties was comprised of the following:

	As of December 31,
	2021	2022	2022
	RMB	RMB	USD
Funds managed by Jupai Group	5,682,447	2,091,273	303,206
Total deferred revenue	5,682,447	2,091,273	303,206

The amounts represent recurring management fees and recurring service fees received from the investment funds managed or served by the Group in advance.

d. Amounts due to Related Parties

As of December 31, 2021 and 2022, amounts due to related parties were as following:

	As of December 31,
	2021	2022	2022
	RMB	RMB	USD
Funds managed by Jupai Group	14,617,178	5,992,010	868,760
Investees of shareholder of the Company	2,000,000	—	—
Total amounts due to related parties	16,617,178	5,992,010	868,760

The amounts as of December 31, 2021 and 2022 mainly represent capital investments collected on behalf of investees.